RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 08, 2020	Oct. 15, 2020	Jun. 17, 2020	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Disclosure of transactions between related parties [line items]
Amount of accrued independent directors fees and services				$ 63	$ 57
West Vault Mining Inc. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions				$ 14	$ 13
HCI [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company				21,686,849		663,004	663,004
Number of shares owned				21,228,777
Proportion of entity interest held by another entity	31.00%	31.00%	31.59%	30.00%
HCI [Member] | Subsequent Events [Member]
Disclosure of transactions between related parties [line items]
Number of shares owned	22,349,853
Proportion of entity interest held by another entity	31.00%